SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2025
Properties [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	20 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years